RELATED PARTY BALANCES AND TRANSACTIONS (Details)	12 Months Ended			12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Credit facility USD ($)	Dec. 31, 2012 Gaochuangte USD ($)	Dec. 31, 2012 Gaochuangte CNY	Dec. 31, 2011 Gaochuangte USD ($)	Dec. 31, 2011 Gaochuangte CNY	Dec. 31, 2012 Dr. Shawn Qu USD ($)	Dec. 31, 2011 Dr. Shawn Qu USD ($)	Dec. 31, 2012 Dr. Shawn Qu Credit facility Chinese Commercial Banks USD ($)	Dec. 31, 2012 Dr. Shawn Qu Credit facility Chinese Commercial Banks CNY	Dec. 31, 2011 Dr. Shawn Qu Credit facility Chinese Commercial Banks USD ($)	Dec. 31, 2011 Dr. Shawn Qu Credit facility Chinese Commercial Banks CNY
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party	$ 9,977,177	$ 19,835,942		$ 9,977,177		$ 19,835,942
Percentage of ownership interest				40.00%	40.00%	40.00%	40.00%
Amount due to related party	5,036,642	3,007,809		4,753,450		2,725,311		283,191	282,498
Maturity term of credit facility										1 year	1 year	1 year	1 year
Maximum borrowing capacity			1,388,843,703								1,001,000,000		1,520,000,000
Amounts drawn down										66,349,563		33,328,470
Revenue from sale of solar modules	10,513,212	19,674,164		10,513,212	66,520,343	19,674,164	125,948,865
Amount paid for solar project construction services				$ 2,066,288	12,987,653	$ 2,609,798	16,444,130